CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  May 14, 2008


 Securities and Exchange Commission
 100 F Street NE
 Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 687 (the "Fund")

                        (SEC# 333-148919) (CIK# 1369522)
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Ladies/Gentlemen:

     Transmitted herewith on behalf of Van Kampen Funds Inc. (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Ibbotson Alternatives Allocation Portfolio 2008-1 (the "Portfolio"), which will invest in exchange-traded funds ("ETFs"), non-ETF open-end funds, exchange-traded notes ("ETNs"), closed-end funds, registered under the Investment Company Act of 1940 (the "Act") as business development companies and common stocks.1 The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on January 29, 2008 and was first amended on May 7, 2008. We received additional comments from the staff of the Commission in a telephone conversation between Vincent J. Di Stefano of the Commission and Matthew Schmanski of our firm on May 12, 2008. This letter responds to those comments.

COMMENTS

     The staff requested that the prospectus provide a more detailed, plain English description of ETNs, e.g., identify the risks with respect to the issuing companies of the ETNs; expand upon the existing prospectus disclosure that ETNs are synthetic products that do not represent ownership of securities of the indices they track; explain the concept of the "index factor" as it pertains to the payment at maturity of the ETNs; and identify the risks specific to the long-term nature of the ETNs.

RESPONSE

     Revisions have been made to pages 4, and A-3 through A-4, as applicable, in accordance with the staff's comments. With respect to the comment to disclose the risks of the long-term nature of the ETNs, we note that an investment in the ETNs is not similar to an investment in fixed-income securities, where the long-term nature of the security might make such an investment more vulnerable to interest rate risk, but is rather an investment that tracks the performance of a particular underlying index. Accordingly, we believe that the long-term nature of this type of investment in itself, does not present similar risks of which potential investors should take particular note. In addition, we reviewed the prospectuses of several ETNs and none of these contain risk disclosure related to the long-term nature of the investment.

     In addition to the changes described above, the third sentence of the second full paragraph on page 2 of the prospectus has been modified to read as follows: "Applying `modern portfolio theory', the Portfolio Consultant sought to create a portfolio designed for the moderate to aggressive investor." (emphasis added to indicate the new text). We note that the staff of the Commission made a comment on this language with respect to its review of a similar Van Kampen Unit Trust (Van Kampen Unit Trusts, Series 748). The Sponsor believes that the comment could likewise be applied to the Portfolio and that the Portfolio is appropriate for moderate to aggressive investors.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on May 23, 2008. At that time, we will file a final pricing amendment to the Registration Statement, including an acceleration request and Tandy letter.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP
                                                             By_________________

                                                                  Mark J. Kneedy


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     1    The Portfolio's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).